Members' Equity (FY) (Tables)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Members' Equity [Abstract]
Classes of Membership Units in Members' Equity
Within members’ equity, there are three classes of membership units as follows:

	Units Outstanding	Equity Interest
Common Voting Membership Interests (Class A)	73,140	73.1%
Common Non-Voting Membership Interests (Class B)	1,860	1.9%
Investor Voting Warrants	25,000	25.0%
	100,000	100.0%